DUE TO BANKS AND CORRESPONDENTS, Due to banks and correspondents maturities (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 8,801,911	S/ 7,111,461
Lines of credit granted by various local and foreign financial institutions	8,801,900	7,111,500
Up to 3 months [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,420,872	1,786,693
From 3 Months to 1 Year [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	1,562,224	1,255,291
From 1 to 3 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	2,660,926	1,091,482
From 3 to 5 years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	694,308	781,547
More than 5 Years [Member]
Maturities of due to banks and correspondents [Abstract]
Due to banks and correspondents maturities	S/ 2,463,581	S/ 2,196,448